Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries	12 Months Ended
Dec. 31, 2018
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

20. Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

The Group has the following significant transactions with related parties and non-controlling shareholders of subsidiaries, which were carried out in the normal course of business at terms determined and agreed by the relevant parties.

(i)	Transactions with related parties:

	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Sales to:
Indirect subsidiaries of CK Hutchison	8,306	8,486	9,794
Revenue from research and development services from:
Equity investees	7,832	9,682	8,429
Purchases from:
Equity investees	2,827	1,182	280
Rendering of marketing services from:
An indirect subsidiary of CK Hutchison	546	372	741
An equity investee	12,703	10,195	8,401
	13,249	10,567	9,142
Rendering of management services from:
An indirect subsidiary of CK Hutchison	922	897	874
Interest paid to:
Immediate holding company	—	—	152
An indirect subsidiary of CK Hutchison	—	132	—
	—	132	152
Guarantee fee on bank borrowing to:
An indirect subsidiary of CK Hutchison	—	320	471

(ii)Balances with related parties included in:

	December 31,
	2018	2017
	(in US$’000)
Accounts receivable—related parties
Indirect subsidiaries of CK Hutchison (note (a))	2,709	2,761
Equity investees (note (a))	73	1,099
	2,782	3,860
Accounts payable
An equity investee (note (a))	6,507	20
Amounts due from related parties
An indirect subsidiary of CK Hutchison (note (a))	—	23
Equity investees (note (a))	889	893
Dividend receivable from an equity investee	—	7,628
	889	8,544
Amounts due to related parties
An indirect subsidiary of CK Hutchison (note (b))	432	454
An equity investee (note (a))	—	6,567
	432	7,021
Other deferred income
An equity investee (note (c))	1,356	1,648

Notes:

(a)

Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities.

(b)	Amounts due to an indirect subsidiary of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(c)	Other deferred income represents amounts recognized from granting of promotion and marketing rights.
(iii)	Transactions with non-controlling shareholders of subsidiaries:

	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Sales	19,981	13,307	12,274
Purchases	15,568	21,236	15,225
Interest expense	62	66	78
Dividend paid	1,282	1,594	564

(iv)	Balances with non-controlling shareholders of subsidiaries included in:

	December 31,
	2018	2017
	(in US$’000)
Accounts receivable—third parties	5,070	1,846
Accounts payable	4,960	7,250
Other payables, accruals and advance receipts
Loan	—	1,550
Interest payable	—	80
Dividend payable	1,282	—
	1,282	1,630
Other non-current liabilities
Loan	579	579